Derivatives - Derivatives Not Designated In Hedge (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of derivative financial instruments [Line Items]
Derivative assets	€ 771	€ 1,429
Derivative liabilities	2,435	2,479
Derivatives not designated as hedges - where Aegon bears the risk [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	477	1,171
Derivative liabilities	1,025	865
Derivatives not designated as hedges - where Aegon bears the risk [member] | Derivatives held as an economic hedge [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	477	1,171
Derivative liabilities	954	812
Derivatives not designated as hedges - where Aegon bears the risk [member] | Bifurcated embedded derivatives [member]
Disclosure of derivative financial instruments [Line Items]
Derivative liabilities	€ 71	€ 53